Net Finance Expense (Tables)	12 Months Ended
Dec. 31, 2023
Net Finance Expense [Abstract]
Schedule of Net Finance Expense	Net finance expense includes (i) interest payable on lease liabilities and borrowings and direct issue costs; (ii) results from the daily settlements of future contracts used to protect assets and liabilities, as well as the fair value adjustments for derivative instruments that are described within Note 27—Risk management and financial instruments, (iii) interest receivable on funds invested which is recognized in profit or loss as it accrues using effective interest method; and (iv) gains and losses associated with transactions denominated in foreign currencies.
	2023	2022	2021
Gains / (losses) from exchange rate variation	57,525	415,570	(595)
Fair value adjustments on derivatives	82,928	(343,573)	46,716
Interest expense (1)	(1,732,928)	(1,342,486)	(975,164)
Interest income (2)	326,442	268,418	144,326
Bank fees and others	(87,372)	(239,627)	(153,762)
	(1,353,405)	(1,241,698)	(938,479)

Finance income	584,216	808,612	430,707
Finance expense	(1,937,621)	(2,050,310)	(1,369,186)
	(1,353,405)	(1,241,698)	(938,479)
(1)	For the year ended December 31, 2023, 2022 and 2021 the amount of US$1,183,852, US$909,942 and US$786,388 , respectively, refers to interest expenses from loans and financings.
(2)	For the year ended December 31, 2023,2022 and 2021 the amount of US$117,866, US$110,677 and US$61,024 , respectively, refers to interest income from present value adjustments. In addition, for the year ended December 31, 2023, the amount of US$105,839 (US$68,478 and US$24,156 for the year ended December 31, 2022 and 2021 respectively), refers to interest income from short-term investments.